Pension Plans (Details 9) - Fair Value, Measurements, Fair Value Hierarchy [Domain] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in plan assets
Employer contributions	$ (122)	$ (150)	$ (143)
Components on the Consolidated Balance Sheets
Pension benefits asset	314	278
Liability for pension benefits	(284)	(136)
International Pension Benefits [Member]
Change in benefit obligation
Benefit obligation, beginning of year	195	180
Service cost	3	3	3
Interest cost	7	7	7
Actuarial loss (gain)	38	(5)
Benefits paid	(9)	(6)
Reclassification from other non-current liabilities (i)	0	10
Foreign currency changes	(24)	6
Benefit obligations, end of year	210	195	180
Change in plan assets
Fair value of plan assets, beginning of year	168	150
Actual return on plan assets	25	9
Employer contributions	11	10
Benefits paid	(9)	(6)
Foreign currency changes	(24)	5
Fair value of plan assets, end of year	171	168	$ 150
Funded status at end of year	(39)	(27)
Components on the Consolidated Balance Sheets
Pension benefits asset	0	2
Liability for pension benefits	$ (39)	$ (29)